Argentina’s Hyperinflationary Economy (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017
Disclosure of Hyperinflationary Reporting [Line Items]
Historical inflation accumulated up to December 31, 2017				652.29
From January to December 2018		47.84%
From January to December 2019	53.64%
Retained Earnings	$ 5,474,411	$ 4,841,687	$ 961,107
Gains (losses) from indexed assets and liabilities	124,477	270,380
Shareholders Of Enel America
Disclosure of Hyperinflationary Reporting [Line Items]
Retained Earnings			$ 668,693
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Retained Earnings		961,107
Gains (losses) from indexed assets and liabilities	$ 124,477	$ 270,380